Provisions and other non-current liabilities (Details 3) $ in Millions	Dec. 31, 2024	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
US | NPC and others [member] | Tasigna [member]
Disclosure of other provisions [line items]
Product liability contingency, loss exposure not accrued, number of cases	400
France | F Hoffman La Roche AG and Roche SpA [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, maximum fine				$ 452.0
Greece | Novartis (Hellas) S.A.C.I., Metamorphosis/Athens [member]
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities, maximum fine			$ 1.2
Estimated financial effect of contingent liabilities, compensation for moral damages		$ 225.0